Segmented Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segmented Reporting
30.	SEGMENTED REPORTING

Hydro One has three reportable segments:

•	The Transmission Business, which comprises the transmission of high voltage electricity across the province, interconnecting more than 70 local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;

•	The Distribution Business, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and

•	Other Business, which includes certain corporate activities. The comparative information also includes the operations of Hydro One Telecom up to November 4, 2015.

The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income taxes from continuing operations (excluding certain allocated corporate governance costs).

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see note 2).

Year ended December 31, 2016 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,587	4,915	—	6,502
Purchased power	—	3,427	—	3,427
Operation, maintenance and administration	410	613	20	1,043
Depreciation and amortization	390	379	—	769

Income (loss) before financing charges and income taxes	787	496	(20)	1,263

Capital investments	988	703	—	1,691

Year ended December 31, 2015 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,536	4,949	44	6,529
Purchased power	—	3,450	—	3,450
Operation, maintenance and administration	415	633	82	1,130
Depreciation and amortization	374	380	3	757

Income (loss) before financing charges and income taxes	747	486	(41)	1,192

Capital investments	943	711	8	1,662

Total Assets by Segment:

December 31 (millions of dollars)	2016	2015
Transmission	13,083	12,045
Distribution	9,393	9,200
Other	2,834	2,924

Total assets	25,310	24,169

All revenues, costs and assets, as the case may be, are earned, incurred or held in Canada.